Class 1 Shares | Probabilities VIT Fund
FUND SUMMARY
Investment Objective:
The Probabilities VIT Fund (the “Portfolio”) seeks capital appreciation.
Fees and Expenses of the Portfolio:

This table describes the annual operating expenses that you may indirectly pay if you invest in the Portfolio through your retirement plan or if you allocate your insurance contract premiums or payments to the Portfolio. However, each insurance contract and separate account involves fees and expenses that are not described in this Prospectus. If the fees and expenses of your insurance contract or separate account were included in this table, your overall expenses would be higher. You should review the insurance contract prospectus for a complete description of fees and expenses.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Class 1 Shares Probabilities VIT Fund Class 1 Shares
Management Fees	1.35%
Distribution and/or Service (12b-1) Fees	0.35%
Other Expenses	1.08%
Acquired Fund Fees and Expenses	0.23%	[1]
Total Annual Fund Operating Expenses	3.01%
Fee Waiver and Reimbursement	(0.54%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	2.47%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio's financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies.
[2]	The Adviser has contractually agreed to waive its management fees and to make payments to limit Portfolio expenses, until April 30, 2019 so that the total annual operating expenses excluding (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Portfolio officers and Trustees, contractual indemnification of Portfolio service providers (other than the Adviser)) of the Portfolio do not exceed 2.24% for Class 1 shares. These fee waivers and expense reimbursements are subject to possible recoupment from the Portfolio in future years (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Portfolio's Board of Trustees, on 60 days' written notice to the adviser.

Example:
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. However, each insurance contract and separate account involves fees and expenses that are not included in the Example. If these fees and expenses were included in the Example, your overall expenses would be higher. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Class 1 Shares | Probabilities VIT Fund | Class 1 Shares | USD ($)	250	880	1,535	3,289

Portfolio Turnover:

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal period, the Portfolio’s portfolio turnover rate was 2,376% of the average value of its portfolio.

Principal Investment Strategies:

The Portfolio utilizes a “fund of funds” structure to invest primarily in exchange-traded funds (“ETFs”), including inverse ETFs and leveraged ETFs. ETFs that seek to track the performance of broad-based U.S. equity indices, principally the Standard & Poor's 500 (“S&P 500”) are referred to as “Index ETFs”. The Portfolio may also invest in ETFs which seek returns which are the inverse of a U.S. Equity index, (“Inverse Index ETFs”) or ETFs that employ leverage in an effort to deliver, on a daily basis, up to three times the performance of the S&P 500 (“Leveraged Index ETFs”) while the Portfolio, in aggregate, is invested in an effort to deliver, on a daily basis, up to three times the performance of the S&P 500. In addition, the Portfolio may hold cash, money market instruments, or other cash equivalents (collectively, “Cash Instruments”).

The Portfolio’s adviser, Probabilities Fund Management, LLC (“Probabilities”), uses an active trading strategy based on a proprietary rules-based trend-following methodology to determine the Portfolio’s allocation among Index ETFs, Leveraged Index ETFs, Inverse Index ETFs and Cash Instruments that seek to take advantage of long-term trends in the market. The Portfolio typically invests in either ETFs or Cash Instruments depending on the adviser’s assessment of the market. When the adviser believes that conditions are favorable for investment in equities, the Portfolio will invest in index ETFs and leveraged ETFs. During periods that Probabilities believes will offer the highest probability of capital appreciation, the adviser will increase the Portfolio’s percentage allocation to leveraged ETFs Portfolio will invest primarily in Leveraged ETFs; otherwise, the Portfolio will invest primarily in Index ETFs and the Portfolio’s percentage allocation to leveraged ETFs will be reduced. When Probabilities believes that market conditions are unfavorable for equities, the Portfolio will invest in Inverse Index ETFs or Cash Instruments.

The Portfolio’s investment program will emphasize active management of the Portfolio’s investments, with an emphasis on capturing profits on short-term movements. This policy will result in the Portfolio taking frequent trading positions. Consequently, the Portfolio’s portfolio turnover and brokerage commission expenses may exceed those of most investment entities of comparable size.

Principal Investment Risks:

Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Portfolio. The Portfolio is not intended to be a complete investment program. The principal risks of investing in the Portfolio are:

• ETF Risk. ETFs are subject to investment advisory fees and other expenses, which will be indirectly paid by the Portfolio. As a result, your cost of investing in the Portfolio will be higher than the cost of investing directly in the ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. Each ETF is subject to specific risks, depending on its investments.

○ Leveraged ETFs employ leverage, which magnifies the changes in the value of the Leveraged ETFs, which could result in significant losses to the Portfolio. The Portfolio invests in Leveraged Index ETFs in an effort to deliver daily performance at twice the rate of the underlying index and if held over long periods of time, particularly in volatile markets, the ETFs may not achieve their objective and may, in fact, perform contrary to expectations.

○ Inverse ETFs are designed to rise in price when stock prices are falling. Inverse ETFs tend to limit the Portfolio's participation in overall market-wide gains. Accordingly, their performance over longer terms can perform very differently than underlying assets and benchmarks, and volatile markets can amplify this effect.

• Management Risk. Probabilities’ judgment about the attractiveness, value and potential appreciation of a particular security or derivative in which the Portfolio invests or sells short may prove to be incorrect and may not produce the desired results.

• Stock Market Risk. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

• Turnover Risk. A higher portfolio turnover may result in higher transactional and brokerage costs.

Performance:

The bar chart and performance table set out below help show the returns and risks of investing in the Portfolio. The bar chart shows performance of the Portfolio for each full calendar year since the Portfolio's inception for Class 1 shares. The performance table compares the performance of the Portfolio over time to the performance of a broad-based securities market index. You should be aware that the Portfolio’s past performance may not be an indication of how the Portfolio will perform in the future. Updated performance information will be available at no cost by calling 1-855-224-7204.

Performance Bar Chart For Calendar Years Ended December 31.

Best Quarter:	4th Quarter 2017	6.19%
Worst Quarter:	1st Quarter 2015	(2.47)%

Performance Table Average Annual Total Returns (For periods ended December 31, 2017)
Average Annual Total Returns - Class 1 Shares - Probabilities VIT Fund		One Year	Since Inception	Inception Date	[1]
Class 1 Shares		15.61%	4.43%	Apr. 29, 2013
S&P 500 TR Index	[2]	21.83%	14.08%
[1]	The inception date of the class 1 shares of the Portfolio is April 29, 2013.
[2]	The inclusion of the S&P 500 Total Return Index results are for comparison purposes only. The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies and includes the reinvestment of dividends. This index is widely used by professional investors as a performance benchmark for large-cap stocks. Investors cannot invest directly in an index. The historical performance results of the S&P 500 Total Return Index (and all other indexes, are unmanaged; do not reflect the deduction of transaction and custodial charges, or the deduction of a management fee, the incurrence of which would have the effect of decreasing indicated historical performance results and cannot be invested indirectly).

Class 2 Shares | Probabilities VIT Fund
FUND SUMMARY
Investment Objective:
The Probabilities VIT Fund (the “Portfolio”) seeks capital appreciation.
Fees and Expenses of the Portfolio:

This table describes the annual operating expenses that you may indirectly pay if you invest in the Portfolio through your retirement plan or if you allocate your insurance contract premiums or payments to the Portfolio. However, each insurance contract and separate account involves fees and expenses that are not described in this Prospectus. If the fees and expenses of your insurance contract or separate account were included in this table, your overall expenses would be higher. You should review the insurance contract prospectus for a complete description of fees and expenses.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Class 2 Shares Probabilities VIT Fund Class 2 Shares
Management Fees	1.35%
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses	1.08%
Acquired Fund Fees and Expenses	0.23%	[1]
Total Annual Fund Operating Expenses	3.16%
Fee Waiver and Reimbursement	(0.54%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	2.62%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio's financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies.
[2]	The Portfolio's adviser has contractually agreed to reduce its fees and to reimburse expenses, at least until April 30, 2019, to ensure that total annual fund operating expenses after fee waiver and/or reimbursement excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes, and extraordinary expenses, such as litigation expenses (which may include indemnification of Portfolio officers and Trustees and contractual indemnification of Portfolio service providers (other than the adviser)) will not exceed 2.39% of average daily net assets attributable to Class 2. These fee waivers and expense reimbursements are subject to possible recoupment from the Portfolio in future years on a rolling three year basis (within the three years after the end of the fiscal year during which fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Trust's Board of Trustees, on 60 days' written notice to the adviser.

Example:
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. However, each insurance contract and separate account involves fees and expenses that are not included in the Example. If these fees and expenses were included in the Example, your overall expenses would be higher. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Class 2 Shares | Probabilities VIT Fund | Class 2 Shares | USD ($)	265	924	1,608	3,429

Portfolio Turnover:

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal period, the Portfolio’s portfolio turnover rate was 2,376% of the average value of its portfolio.

Principal Investment Strategies:

The Portfolio utilizes a “fund of funds” structure to invest primarily in exchange-traded funds (“ETFs”), including inverse ETFs and leveraged ETFs. ETFs that seek to track the performance of broad-based U.S. equity indices, principally the Standard & Poor's 500 (“S&P 500”) are referred to as “Index ETFs”. The Portfolio may also invest in ETFs which seek returns which are the inverse of a U.S. Equity index, (“Inverse Index ETFs”) or ETFs that employ leverage in an effort to deliver, on a daily basis, up to three times the performance of the S&P 500 (“Leveraged Index ETFs”) while the Portfolio, in aggregate, is invested in an effort to deliver, on a daily basis, up to three times the performance of the S&P 500. In addition, the Portfolio may hold cash, money market instruments, or other cash equivalents (collectively, “Cash Instruments”).

The Portfolio’s adviser, Probabilities Fund Management, LLC (“Probabilities”), uses an active trading strategy based on a proprietary rules-based trend-following methodology to determine the Portfolio’s allocation among Index ETFs, Leveraged Index ETFs, Inverse Index ETFs and Cash Instruments that seeks to take advantage of long-term trends in the market. The Portfolio typically invests in either ETFs or Cash Instruments depending on the adviser’s assessment of the market. When the adviser believes that conditions are favorable for investment in equities, the Portfolio will invest in index ETFs and leveraged ETFs. During periods that Probabilities believes will offer the highest probability of capital appreciation, the adviser will increase the Portfolio’s percentage allocation to leveraged ETFs Portfolio will invest primarily in Leveraged ETFs; otherwise, the Portfolio will invest primarily in Index ETFs and the Portfolio’s percentage allocation to leveraged ETFs will be reduced. When Probabilities believes that market conditions are unfavorable for equities, the Portfolio will invest in Inverse Index ETFs or Cash Instruments.

The Portfolio’s investment program will emphasize active management of the Portfolio’s investments, with an emphasis on capturing profits on short-term movements. This policy will result in the Portfolio taking frequent trading positions. Consequently, the Portfolio’s portfolio turnover and brokerage commission expenses may exceed those of most investment entities of comparable size.

Principal Investment Risks:

Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Portfolio. The Portfolio is not intended to be a complete investment program. The principal risks of investing in the Portfolio are:

• ETF Risk. ETFs are subject to investment advisory fees and other expenses, which will be indirectly paid by the Portfolio. As a result, your cost of investing in the Portfolio will be higher than the cost of investing directly in the ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. Each ETF is subject to specific risks, depending on its investments.

○ Leveraged ETFs employ leverage, which magnifies the changes in the value of the Leveraged ETFs, which could result in significant losses to the Portfolio. The Portfolio invests in Leveraged Index ETFs in an effort to deliver daily performance at twice the rate of the underlying index and if held over long periods of time, particularly in volatile markets, the ETFs may not achieve their objective and may, in fact, perform contrary to expectations.

○ Inverse ETFs are designed to rise in price when stock prices are falling. Inverse ETFs tend to limit the Portfolio's participation in overall market-wide gains. Accordingly, their performance over longer terms can perform very differently than underlying assets and benchmarks, and volatile markets can amplify this effect.

• Management Risk. Probabilities’ judgment about the attractiveness, value and potential appreciation of a particular security or derivative in which the Portfolio invests or sells short may prove to be incorrect and may not produce the desired results.

• Stock Market Risk. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

• Turnover Risk. A higher portfolio turnover may result in higher transactional and brokerage costs.

Performance:

The bar chart and performance table set out below help show the returns and risks of investing in the Portfolio. The bar chart shows performance of the Portfolio for each full calendar year since the Portfolio’s inception for Class 2 Shares. The performance table compares the performance of the Portfolio over time to the performance of a broad-based securities market index. You should be aware that the Portfolio’s past performance may not be an indication of how the Portfolio will perform in the future. Updated performance information will be available at no cost by calling 1-855-224-7204.

Performance Bar Chart For Calendar Years Ended December 31.

Best Quarter:	4th Quarter 2017	6.14%
Worst Quarter:	1st Quarter 2015	(2.56)%

Performance Table Average Annual Total Returns (For periods ended December 31, 2017)
Average Annual Total Returns - Class 2 Shares - Probabilities VIT Fund		One Year	Since Inception	Inception Date	[1]
Class 2 Shares		15.39%	4.25%	Apr. 29, 2013
S&P 500 TR Index	[2]	21.83%	14.08%
[1]	The inception date of the Class 2 shares of the Portfolio is April 29, 2013.
[2]	The inclusion of the S&P 500 Total Return Index results are for comparison purposes only. The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies and includes the reinvestment of dividends. This index is widely used by professional investors as a performance benchmark for large-cap stocks. Investors cannot invest directly in an index. The historical performance results of the S&P 500 Total Return Index (and all other indexes, are unmanaged; do not reflect the deduction of transaction and custodial charges, or the deduction of a management fee, the incurrence of which would have the effect of decreasing indicated historical performance results and cannot be invested indirectly).